Stock-based Compensation Expense	12 Months Ended
Dec. 31, 2013
Share-based Compensation [Abstract]
Stock-based Compensation Expense
Stock-based Compensation Expense:
Incentive Plans
We have various share-based compensation plans that authorize the granting of (i) stock options to purchase shares of our common stock, (ii) restricted stock and restricted stock units, (iii) performance unit awards and (iv) stock appreciation rights (SARs) to employees and non-employee directors. The plans provide for payment of incentive awards in one or more of the following at our option: cash, shares of our common stock, qualified and non-qualified stock options, SARs, restricted stock awards, restricted stock unit awards and performance unit awards. The share-based awards granted by us generally contain vesting provisions ranging from one to five years, and with respect to stock options granted by us, have a term of not more than ten years from the date of grant. Stock options granted to employees generally vest over three years and have a term of ten years. Restricted stock and restricted stock unit awards vest in periods ranging from one to five years from the date of grant. Performance unit awards are earned at a level ranging from zero to 200% contingent upon the achievement of specific performance criteria over periods ranging from one to two years. Distribution of the earned units occurs generally 50% upon completion of a two-year measurement period with the remaining 50% of the earned units distributed one year thereafter.
We granted 297,924, 263,200 and 401,500 stock options during 2013, 2012 and 2011, respectively. There were no significant modifications made to any share-based grants during these periods.
On April 20, 2010, the maximum number of shares available for issuance to participants under the Albemarle Corporation 2008 Incentive Plan (the “Incentive Plan”) increased by 4,470,000 shares to 7,470,000 shares. With respect to any awards, other than stock options or SARs, the number of shares available for awards under the Incentive Plan were reduced by 1.6 shares for each share covered by such award or to which such award related. Effective May 7, 2013, the Albemarle Corporation 2008 Stock Compensation Plan for Non-Employee Directors and the 1996 Directors’ Deferred Compensation Plan (as amended and restated in 2005) were merged into the Albemarle Corporation 2013 Stock Compensation and Deferral Election Plan for Non-Employee Directors (the “Non-Employee Directors Plan”). Under the Non-Employee Directors Plan, a maximum aggregate number of 500,000 shares of our common stock is authorized for issuance to the Company’s non-employee directors; any shares remaining available for issuance under the prior plans were canceled. The aggregate fair market value of shares that may be issued to a director during any compensation year (as defined in the agreement, generally July 1 to June 30) shall not exceed $150,000. At December 31, 2013, there were 3,587,539 shares available for grant under the Incentive Plan and 485,600 shares available for grant under the Non-Employee Directors Plan.
Total stock-based compensation expense associated with our incentive plans for the years ended December 31, 2013, 2012 and 2011 amounted to $10.2 million, $15.2 million and $27.1 million, respectively, and is included in cost of goods sold and selling, general and administrative (SG&A) expenses on the consolidated statements of income. Total related recognized tax benefits for the years ended December 31, 2013, 2012 and 2011 amounted to $3.7 million, $5.6 million and $10.0 million, respectively.

The following table summarizes information about the Company’s fixed-price stock options as of and for the year ended December 31, 2013:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2012	1,343,261	$41.78	7.2	$28,232
Granted	297,924	65.35
Exercised	(191,732)	28.96
Forfeited	(80,337)	61.39
Outstanding at December 31, 2013	1,369,116	$47.55	7.0	$22,795
Exercisable at December 31, 2013	854,031	$37.86	6.0	$21,977

The fair value of each option granted during the years ended December 31, 2013, 2012 and 2011 was estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	Year Ended December 31,
	2013	2012	2011
Dividend yield	1.58%	1.59%	1.53%
Volatility	33.55%	34.04%	33.04%
Average expected life (years)	6	6	6
Risk-free interest rate	2.18%	2.05%	3.67%
Fair value of options granted	$19.73	$20.00	$18.42

Dividend yield is the average of historical yields and those estimated over the average expected life. The stock volatility is based on historical volatilities of our common stock. The average expected life represents the weighted average period of time that options granted are expected to be outstanding giving consideration to vesting schedules and our historical exercise patterns. The risk-free interest rate is based on the U.S. Treasury strip rate with stripped coupon interest for the period equal to the contractual term of the share option grant in effect at the time of grant.
The intrinsic value of options exercised during the years ended December 31, 2013, 2012 and 2011 was $7.0 million, $37.4 million and $7.9 million, respectively. The intrinsic value of a stock option is the amount by which the market value of the underlying stock exceeds the exercise price of the option.
Total compensation cost not yet recognized for nonvested stock options outstanding as of December 31, 2013 is approximately $6.1 million and is expected to be recognized over a remaining weighted-average period of 2.3 years. Cash proceeds from stock options exercised and tax benefits related to stock options exercised were $5.6 million and $2.5 million for the year ended December 31, 2013, respectively. The Company issues new shares of common stock upon exercise of stock options and vesting of restricted common stock awards.
The following table summarizes activity in performance unit awards as of and for the year ended December 31, 2013:

	Shares	Weighted Average Grant Date Fair Value Per Share
Nonvested, beginning of period	364,100	$55.94
Granted	274,621	61.41
Vested	(228,001)	49.77
Forfeited	(39,317)	62.53
Nonvested, end of period	371,403	63.08

The weighted average grant date fair value of performance unit awards granted in 2013, 2012 and 2011 was $16.9 million, $19.7 million and $10.7 million, respectively. Performance units awarded in 2013 include shares with a weighted average grant date fair value of $6.3 million related to awards granted in 2011 that earned at a rate of 200% based upon the achievement of specific performance criteria. Performance units awarded in 2012 include shares with a weighted average grant date fair value of $8.9 million related to awards granted in 2011 and 2010 that earned at a rate of 200% based upon the achievement of specific performance criteria.
The weighted average fair value of performance unit awards that vested during 2013, 2012 and 2011 was $14.5 million, $18.3 million and $0.2 million, respectively, based on the closing prices of our common stock on the dates of vesting. Total compensation cost not yet recognized for nonvested performance unit awards outstanding as of December 31, 2013 is approximately $2.4 million, calculated based on current expectation of specific performance criteria, and is expected to be recognized over a remaining weighted-average period of approximately 1.1 years. Each performance unit represents one share of common stock.
The following table summarizes activity in non-performance based restricted stock and restricted stock unit awards as of and for the year ended December 31, 2013:

	Shares	Weighted Average Grant Date Fair Value Per Share
Nonvested, beginning of period	142,805	$51.01
Granted	53,593	63.17
Vested	(51,416)	41.48
Forfeited	(33,787)	57.46
Nonvested, end of period	111,195	59.32

The weighted average grant date fair value of restricted stock and restricted stock unit awards granted in 2013, 2012 and 2011 was $3.4 million, $2.9 million and $3.7 million, respectively. The weighted average fair value of restricted stock and restricted stock unit awards that vested in 2013, 2012 and 2011 was $3.2 million, $7.4 million and $9.4 million, respectively, based on the closing prices of our common stock on the dates of vesting. Total compensation cost not yet recognized for nonvested, non-performance based restricted stock and restricted stock units as of December 31, 2013 is approximately $3.4 million and is expected to be recognized over a remaining weighted-average period of 1.6 years. The fair value of the non-performance based restricted stock and restricted stock units was estimated on the date of grant adjusted for a dividend factor, if necessary.